Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000
|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	September 16, 2013

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Commonwealth Trust (the trust):
Fidelity Nasdaq Composite Index Fund Fidelity Nasdaq Composite Index Tracking Stock Fund (the funds)
File Nos. (002-52322) and (811-02546)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Timothy D. Pafford
Timothy D. Pafford
Legal Product Group

The XBRL exhibits filed with the SEC in this registration statement have been included in zip format for storage purposes.